Noncontrolling Interests (Change in MUFG's Ownership Interests in Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Noncontrolling Interests
Net income attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Conversion of preferred stock to common stock issued by a subsidiary		(641)
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Other	3,859	221
Net transfers from (to) noncontrolling interest holders	24,409	(420)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders	¥ 486,205	¥ 859,399